Long term incentive compensation payable (Tables)	12 Months Ended
Dec. 31, 2023
Long term incentive compensation payable
Schedule of changes in long term incentive compensation payable

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	61,769	48,707
Long-term incentive compensation including accruals	110,129	14,692
Transfer to short-term payable within general expenses payable	(3,656)	(852)
Cash paid	(6,867)	(729)
Foreign exchange gains/(losses)	943	(49)
At end of period	162,318	61,769